Employee Benefit And Retirement Plans	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Employee Benefit And Retirement Plans
Employee Benefit and Retirement Plans
The Company and its subsidiaries have noncontributory pension, profit sharing and contributory 401(k) plans covering substantially all of their international and domestic employees. Plan benefits are generally based on years of service and/or compensation. The Company's funding policy is to contribute not less than the minimum amounts required by the Employee Retirement Income Security Act of 1974, as amended, the Internal Revenue Code of 1986, as amended, or foreign statutes to ensure that plan assets will be adequate to provide retirement benefits.

Included in AOCI at December 31, 2011 is $774.8 million ($501.3 million net of tax) related to net unrecognized actuarial losses and unrecognized prior service credit that have not yet been recognized in net periodic pension cost. The Company expects to recognize $23.0 million ($14.3 million net of tax) of costs in 2012 associated with net actuarial losses and prior service credit.

The Company's tax-qualified defined benefit pension plan is frozen for the entire non-union U.S. work force, and the Company has replaced the defined benefit pension plan with an additional defined contribution benefit. The defined contribution benefit has a three-year cliff-vesting schedule. The Company recorded $18.8 million, $17.9 million and $17.3 million in expense for the defined contribution benefit arrangement for 2011, 2010 and 2009, respectively. The liability associated with the defined contribution benefit arrangement as of December 31, 2011 and 2010 is $18.8 million and $17.9 million, respectively, and is included in other accrued liabilities in the Consolidated Balance Sheets.
As of December 31, 2011 and 2010, the Company maintained various nonqualified deferred compensation plans with varying terms. The total liability associated with these plans was $68.7 million and $70.8 million as of December 31, 2011 and 2010, respectively. These liabilities are included in other noncurrent liabilities in the Consolidated Balance Sheets. These plans are partially funded with asset balances of $52.0 million and $51.8 million as of December 31, 2011 and 2010, respectively. These assets are included in other assets in the Consolidated Balance Sheets.
The Company has a Supplemental Executive Retirement Plan (“SERP”), which is a nonqualified defined benefit plan pursuant to which the Company will pay supplemental pension benefits to certain key employees upon retirement based upon the employees' years of service and compensation. The SERP is partially funded through a trust agreement with the Northern Trust Company, as trustee, that owns life insurance policies on approximately 350 active and former key employees with aggregate net death benefits of $297.2 million. At December 31, 2011 and 2010, the life insurance contracts were accounted for using the investment method and had a cash surrender value of $102.3 million and $99.8 million, respectively. All premiums paid and proceeds received associated with the life insurance policies are included in accrued liabilities and other in the Consolidated Statements of Cash Flows. The SERP is also partially funded through cash and mutual fund investments, which had a combined value of $12.6 million and $15.3 million at December 31, 2011 and 2010, respectively. These assets, as well as the cash surrender value of the life insurance contracts, are included in other assets in the Consolidated Balance Sheets. The projected benefit obligation was $119.9 million and $110.5 million at December 31, 2011 and 2010, respectively. The SERP liabilities are included in the pension table below; however, the value of the Company's investments in the life insurance contracts, cash and mutual funds are excluded from the table, as they do not qualify as plan assets under the relevant authoritative guidance.
The Company's matching contributions to the contributory 401(k) plan were $14.9 million, $12.9 million and $14.0 million for 2011, 2010 and 2009, respectively.
Defined Benefit Pension Plans
The following provides a reconciliation of benefit obligations, plan assets and funded status of the Company's noncontributory defined benefit pension plans, including the SERP, as of December 31, (in millions, except percentages):

	U.S.		International
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$969.6	$910.8	$482.6	$499.8
Service cost	4.3	4.0	6.0	4.8
Interest cost	49.4	50.6	26.6	26.6
Actuarial loss (gain)	88.6	67.2	46.1	(2.2)
Currency translation	—	—	(2.0)	(19.9)
Benefits paid	(57.3)	(63.0)	(22.1)	(31.7)
Curtailments, settlement costs and other	0.3	—	(0.9)	5.2
Benefit obligation at end of year	$1,054.9	$969.6	$536.3	$482.6

Change in plan assets:
Fair value of plan assets at beginning of year	$635.0	$576.9	$426.3	$410.6
Actual return on plan assets	29.0	59.0	63.2	33.9
Contributions	28.2	62.1	20.3	21.3
Currency translation	—	—	(0.2)	(13.7)
Benefits paid	(57.3)	(63.0)	(22.1)	(31.7)
Settlement charges and other	—	—	(3.0)	5.9
Fair value of plan assets at end of year	$634.9	$635.0	$484.5	$426.3
Funded status at end of year	$(420.0)	$(334.6)	$(51.8)	$(56.3)
Amounts recognized in the Consolidated Balance Sheets:
Prepaid benefit cost, included in other assets	$—	$—	$23.9	$19.4
Accrued current benefit cost, included in other accrued liabilities	(17.7)	(7.7)	(4.6)	(4.0)
Accrued noncurrent benefit cost, included in other noncurrent liabilities	(402.3)	(326.9)	(71.1)	(71.7)
Total	$(420.0)	$(334.6)	$(51.8)	$(56.3)
Amounts recognized in AOCI:
Prior service cost	$(8.9)	$(10.2)	$1.0	$—
Net loss	(679.6)	(576.5)	(71.5)	(61.6)
AOCI, pretax	$(688.5)	$(586.7)	$(70.5)	$(61.6)
Accumulated benefit obligation	$1,049.7	$964.1	$528.1	$474.3

	U.S.		International
	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.50%	5.25%	4.69%	5.37%
Long-term rate of compensation increase	2.80%	2.70%	3.72%	4.16%

The foreign amounts as of December 31, 2011 include a projected benefit obligation of $420.3 million and plan assets of $444.0 million for plans in which the benefit obligation is less than the fair value of plan assets.
Net pension cost includes the following components for the years ended December 31, (in millions, except percentages):

	U.S.			International
	2011	2010	2009	2011	2010	2009
Service cost-benefits earned during the year	$4.3	$4.0	$4.8	$6.0	$4.8	$4.9
Interest cost on projected benefit obligation	49.4	50.6	52.1	26.6	26.6	24.5
Expected return on plan assets	(59.6)	(57.5)	(57.2)	(28.3)	(24.8)	(22.2)
Amortization of:
Prior service cost	1.3	1.3	1.3	3.4	—	—
Actuarial loss	16.1	11.3	8.3	0.9	2.0	0.1
Curtailment, settlement and termination benefit costs	0.2	—	—	(0.8)	3.2	1.3
Net pension cost	$11.7	$9.7	$9.3	$7.8	$11.8	$8.6

	U.S.			International
	2011	2010	2009	2011	2010	2009
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.25%	5.75%	6.25%	5.35%	5.70%	6.08%
Long-term rate of return on plan assets	8.25%	8.25%	8.50%	6.39%	6.32%	5.65%
Long-term rate of compensation increase	2.70%	3.00%	4.00%	4.02%	4.22%	3.83%

In 2012, the Company is required to make approximately $41 million of contributions to its primary U.S. pension plan. In addition, the Company expects to make cash contributions of approximately $29 million and $21 million to its domestic and international defined benefit pension plans, respectively, in 2012.

Plan Assets
Current Allocation
The fair value of each major category of pension plan assets as of December 31, 2011 and 2010 is as follows (in millions):

	U.S.						International
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	% of Total Assets as of December 31,		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	% of Total Assets as of December 31,
2011	(Level 1)	(Level 2)	(Level 3)		2011	2010	(Level 1)	(Level 2)	(Level 3)		2011	2010
Equity (1) (7)
U.S. large cap	$70.8	$50.4	$—	$121.2			$8.2	$1.7	$—	$9.9
U.S. small cap	23.1	—	—	23.1			—	—	—	—
International	25.6	84.0	—	109.6			42.0	3.1	—	45.1
Total equity	119.5	134.4	—	253.9	40%	50%	50.2	4.8	—	55.0	11%	30%
Fixed income (2) (7)
U.S. Treasury	56.3	15.7	—	72.0			—	—	—	—
Other government	16.9	14.1	—	31.0			32.3	—	—	32.3
Asset-backed securities	—	17.4	—	17.4			—	—	—	—
Corporate bonds	117.0	41.7	—	158.7			52.5	6.1	—	58.6
Short-term investments	—	7.2	—	7.2			—	—	—	—
Total fixed income	190.2	96.1	—	286.3	45	36	84.8	6.1	—	90.9	19	21
Insurance contracts (3)	—	18.4	—	18.4	3	3	—	178.5	—	178.5	37	24
Venture capital and partnerships (4)	—	1.8	46.0	47.8	7	7	17.6	5.5	0.3	23.4	5	9
Real estate (5)	—	—	22.7	22.7	4	3	3.5	—	5.6	9.1	2	2
Cash and cash equivalents (6)	—	5.8	—	5.8	1	1	68.4	0.1	—	68.5	14	9
Other	—	—	—	—	—	—	18.9	40.2	—	59.1	12	5
Total	$309.7	$256.5	$68.7	$634.9	100%	100%	$243.4	$235.2	$5.9	$484.5	100%	100%

	U.S.						International
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	% of Total Assets as of December 31,		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	% of Total Assets as of December 31,
2010	(Level 1)	(Level 2)	(Level 3)		2010	2009	(Level 1)	(Level 2)	(Level 3)		2010	2009
Equity (1)
U.S. large cap	$—	$155.0	$—	$155.0			$—	$19.1	$—	$19.1
U.S. small cap	—	30.6	—	30.6			5.8	—	—	5.8
International	—	130.0	—	130.0			55.6	47.5	—	103.1
Total equity	—	315.6	—	315.6	50%	53%	61.4	66.6	—	128.0	30%	18%
Fixed income (2)
U.S. Treasury	—	71.5	—	71.5			—	—	—	—
Other government	—	31.4	—	31.4			17.3	—	—	17.3
Asset-backed securities	—	10.0	—	10.0			—	—	—	—
Corporate bonds	—	110.8	—	110.8			6.0	65.5	—	71.5
Short-term investments	—	7.9	—	7.9			—	—	—	—
Total fixed income	—	231.6	—	231.6	36	33	23.3	65.5	—	88.8	21	20
Insurance contracts (3)	—	17.5	—	17.5	3	3	—	100.8	—	100.8	24	26
Venture capital and partnerships (4)	—	2.4	42.7	45.1	7	6	17.0	18.6	4.7	40.3	9	7
Real estate (5)	—	—	19.2	19.2	3	3	2.2	1.5	6.0	9.7	2	2
Cash and cash equivalents (6)	—	5.5	—	5.5	1	1	5.3	34.2	—	39.5	9	24
Other	—	—	0.5	0.5	—	1	—	19.2	—	19.2	5	3
Total	$—	$572.6	$62.4	$635.0	100%	100%	$109.2	$306.4	$10.7	$426.3	100%	100%

(1)
Equity securities are primarily comprised of mutual funds and common/collective trust funds. Investments in mutual funds and common/collective trust funds are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date. The common/collective trust funds are generally actively managed investment vehicles.

(2)
Fixed income investments are primarily comprised of mutual funds and common/collective trust funds that invest in corporate and government bonds. Investments in mutual funds and common/collective trust funds are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date. The investments in fixed income securities include both actively managed funds and index funds.

(3)
The fair values of insurance contracts are estimated based on the future cash flows to be received under the contracts discounted to the present using a discount rate that approximates the discount rate used to measure the associated pension plan liabilities.

(4)	Venture capital and partnerships are valued at net asset value, which is generally calculated using the most recent partnership financial reports.

(5)
Real estate investments are generally investments in limited partnerships, real estate investment trusts and similar vehicles that invest in real estate. The values of the investments are generally based on the most recent financial reports of the investment vehicles. The managers of each of the investment vehicles estimate the values of the real estate assets underlying the real estate investments using third-party appraisals and other valuation techniques and analysis.

(6)	Cash and cash equivalents include investments in stable value funds. Stable value funds are generally invested in common trust funds and interest-bearing accounts.

(7)
In the U.S. pension plan assets, certain changes were made to the equity and fixed income investments which resulted in transfers of pension plan assets from certain common/collective trust funds into separately managed investment accounts. The underlying investments in these separately managed accounts are primarily publicly-traded securities, and such investments have been valued using the quoted price as of December 31, 2011. Accordingly, these investments have been classified as Level 1 as of December 31, 2011.

A reconciliation of the change in the fair value measurement of the defined benefit plans' consolidated assets using significant unobservable inputs (Level 3) for 2011 and 2010 is as follows (in millions):

	Venture Capital and Partnerships	Real Estate	Other	Total
Fair value as of January 1, 2010	$34.9	$25.2	$6.1	$66.2
Realized gains (losses)	—	—	(1.1)	(1.1)
Unrealized gains (losses)	6.1	0.2	(2.8)	3.5
Purchases, sales and settlements, net	6.4	(0.2)	(1.7)	4.5
Fair value as of December 31, 2010	$47.4	$25.2	$0.5	$73.1
Realized gains (losses)	—	—	(3.7)	(3.7)
Unrealized gains (losses)	3.2	(0.5)	3.7	6.4
Purchases	3.5	3.6	—	7.1
Sales	(7.8)	—	(0.5)	(8.3)
Fair value as of December 31, 2011	$46.3	$28.3	$—	$74.6

Investment Strategy
The Company has established formal investment policies for the assets associated with its pension plans. The objectives of the investment strategies generally include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, as well as establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans, and risk tolerance is established through consideration of plan liabilities, plan funded status and corporate financial condition. Asset allocation targets are based on periodic asset liability and/or risk budgeting study results, which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.
The target asset allocations for the Company's U.S. pension plan and primary international pension plans are as follows as of December 31, 2011:

Asset Category	Target
	U.S.	International
Equity	45%	23%
Fixed income	40	14
Insurance contracts	5	24
Cash and equivalents	—	21
Other investments (1)	10	18
Total	100%	100%
(1) Other investments include private equity funds, hedge funds and real estate funds.
Expected Long-term Rate of Return on Plan Assets
The Company employs a building-block approach in determining the long-term rate of return for plan assets. Historical markets are studied and long-term historical relationships between equities and fixed income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors, such as inflation and interest rates, are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established giving consideration to investment diversification and rebalancing. Peer data and historical returns are reviewed to assess for reasonableness and appropriateness. The weighted-average expected long-term rates of return are based on reviews of the target investment allocation and the historical and expected rates of return of the asset classes included in the pension plans' target asset allocations.

Other Postretirement Benefit Plans
Several of the Company's subsidiaries currently provide retiree health care and life insurance benefits for certain employee groups.
The following provides a reconciliation of benefit obligations and funded status of the Company's other postretirement benefit plans as of December 31, (in millions, except percentages):

	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$166.5	$168.1
Service cost	1.3	1.5
Interest cost	8.3	9.2
Actuarial loss	0.3	2.3
Benefits paid, net	(11.2)	(14.6)
Benefit obligation at end of year	$165.2	$166.5
Funded status and net liability recognized at December 31	$(165.2)	$(166.5)
Amounts recognized in the Consolidated Balance Sheets:
Accrued current benefit cost, included in other accrued liabilities	$(13.6)	$(15.1)
Accrued noncurrent benefit cost, included in other noncurrent liabilities	(151.6)	(151.4)
Total	$(165.2)	$(166.5)
Amounts recognized in AOCI:
Prior service credit	$10.8	$13.3
Net loss	(26.6)	(27.5)
AOCI, pretax	$(15.8)	$(14.2)

	2011	2010
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.50%	5.25%
Long-term health care cost trend rate	4.50%	4.50%

There are no plan assets associated with the Company's other postretirement benefit plans.
Other postretirement benefit costs include the following components for the years ended December 31, (in millions):

	2011	2010	2009
Service cost-benefits earned during the year	$1.3	$1.5	$1.5
Interest cost on projected benefit obligation	8.3	9.2	9.6
Amortization of:
Prior service benefit	(2.4)	(2.4)	(2.4)
Actuarial loss	1.2	0.9	—
Net postretirement benefit costs	$8.4	$9.2	$8.7

The weighted-average discount rate for the Company's other postretirement benefit plans is developed using a spot interest yield curve based on a broad population of corporate bonds rated AA or higher. The following are the weighted-average assumptions used to determine net periodic benefit cost for the other postretirement benefit plans for the years ended December 31,:

	2011	2010	2009
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.25%	5.75%	6.25%
Long-term health care cost trend rate	4.50%	4.50%	5.00%

Assumed health care cost trends have been used in the valuation of the benefit obligations for postretirement benefits. The trend rate used to measure the benefit obligation was 7.5% for all retirees in 2011, declining to 4.5% in 2028 and thereafter.

The health care cost trend rate significantly affects the reported postretirement benefit costs and obligations. A one-percentage point change in the assumed rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$1.0	$(0.9)
Effect on postretirement benefit obligations	$15.9	$(14.0)

Estimated Future Benefit Payments
Estimated future benefit payments under the Company's defined benefit pension plans and other postretirement benefit plans are as follows as of December 31, 2011 (in millions):

	2012	2013	2014	2015	2016	2017-2021
Pension benefits (1)	$95.1	$77.5	$79.0	$80.2	$81.4	$438.3
Other postretirement benefits	$13.6	$13.3	$12.9	$12.7	$12.4	$64.2
(1) Certain pension benefit payments will be funded by plan assets.

The estimated other postretirement benefit payments are net of annual Medicare Part D subsidies of approximately $2.1 million per year. The Company expects to make direct cash benefit payments of approximately $13.6 million for its other postretirement benefit plans in 2012.